Average Annual Total Returns		12 Months Ended	15 Months Ended	17 Months Ended	24 Months Ended	30 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Texas Capital Texas Equity Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.20%				16.37%
Performance Inception Date	Jul. 12, 2023
Texas Capital Texas Equity Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.99%				16.12%
Texas Capital Texas Equity Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.19%				12.76%
Texas Capital Texas Equity Index ETF | Texas Capital Texas Equity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.90%				16.94%
Texas Capital Texas Equity Index ETF | VettaFi U.S. Equity 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%				19.70%
Texas Capital Texas Equity Index ETF | Syntax U.S. 800 MidCap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.17%				12.42%
Texas Capital Texas Oil Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(3.17%)			(0.88%)
Performance Inception Date	Dec. 20, 2023
Texas Capital Texas Oil Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.87%)			(1.52%)
Texas Capital Texas Oil Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.37%)			(0.65%)
Texas Capital Texas Oil Index ETF | VettaFi U.S. Equity 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%			21.06%
Texas Capital Texas Oil Index ETF | Alerian Texas Weighted Oil & Gas Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(2.66%)			(0.65%)
Texas Capital Government Money Market Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Texas Capital Government Money Market Fund
Average Annual Return, Percent		4.10%		4.34%
Performance Inception Date	Jul. 17, 2024
Texas Capital Government Money Market ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.13%	4.24%
Performance Inception Date	Sep. 24, 2024
Texas Capital Government Money Market ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.48%	2.58%
Texas Capital Government Money Market ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.45%	2.53%